Leases - Supplemental cash flow information related to operating leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 2,386	$ 2,421
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$ 6	$ 243